Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue	$ 2,710,717	$ 969,528	$ 4,513,354	$ 1,802,502
Cost of sales	(1,906,227)	(860,855)	(3,212,347)	(1,438,778)
Gross Profit	804,490	108,673	1,301,007	363,724
EXPENSES
Amortization and depreciation	453,499	335,419	855,139	459,924
Development expenses	31,465	140,054	85,450	263,370
Selling and marketing	1,037,803	1,163,675	2,041,168	2,208,726
General and administrative	1,703,382	1,851,582	3,095,812	3,510,661
Inventory impairment		238,980		303,316
Bad debts	10,148	70,643	10,148	63,285
Share-based payments	260,705	1,126,300	571,533	1,939,035
Total operating expenses	3,497,002	4,926,653	6,659,250	8,748,317
Net operating loss	(2,692,512)	(4,817,980)	(5,358,243)	(8,384,593)
OTHER EXPENSES
Finance expense	41,251	18,739	75,349	45,726
Foreign exchange	(78,762)	106,828	(78,599)	19,168
Change in fair value of convertible promissory note		570,391		3,250,848
Change in fair value of opening warrant liability				962,350
Change in fair value of warrant liability	(321,384)	(1,209,850)	1,856,623	(5,444,935)
Transaction costs				965,247
Total other expenses	(358,895)	(513,892)	1,853,373	(201,596)
Net loss for the year	(2,333,617)	(4,304,088)	(7,211,616)	(8,182,997)
Other comprehensive income
Translation adjustment		25,986		1,518
Comprehensive loss for the year	$ (2,333,617)	$ (4,278,102)	$ (7,211,616)	$ (8,181,479)
before the 100-1 reverse split [Member]
Other comprehensive income
Weighted average shares (in Shares)	77,394,214	14,635,152	68,257,292	13,805,757
Basic loss per share (in Dollars per share)	$ (0.03)	$ (0.29)	$ (0.11)	$ (0.59)
Weighted average shares (after the 100-1 reverse split) (in Shares)	77,394,214	14,635,152	68,257,292	13,805,757
Basic and diluted loss per share (after the 100-1 reverse split) (in Dollars per share)	$ (0.03)	$ (0.29)	$ (0.11)	$ (0.59)
after the 100-1 reverse split [Member]
Other comprehensive income
Weighted average shares (in Shares)	773,942	146,352	682,573	138,058
Basic loss per share (in Dollars per share)	$ (3.02)	$ (29.41)	$ (10.57)	$ (59.27)
Weighted average shares (after the 100-1 reverse split) (in Shares)	773,942	146,352	682,573	138,058
Basic and diluted loss per share (after the 100-1 reverse split) (in Dollars per share)	$ (3.02)	$ (29.41)	$ (10.57)	$ (59.27)